Non-Controlling Interests (Details) € / shares in Units, shares in Thousands, € in Millions, $ in Millions			12 Months Ended
	Jan. 23, 2024 USD ($) shares	Jan. 23, 2024 EUR (€) € / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of consolidated [line items]
Accumulated non-controlling interest			$ 54.5	$ 64.0
Dividends paid to non-controlling interests			128.3	18.0
Current assets			903.7	668.3
Non-current assets			4,948.8	4,706.1
Current liabilities			(517.1)	(550.6)
Non-current liabilities			(1,089.5)	(1,423.1)
Revenues			2,852.8	1,633.0
Comprehensive income (loss)			744.3	842.9
Net cash from (used in) operating activities			1,142.6	486.0
Net cash from (used in) investing activities			(378.3)	(582.4)
Net cash from (used in) financing activities			709.4	(83.3)
Net increase (decrease) in cash and cash equivalents			$ 74.4	$ (20.1)
Euro Ressources S.A.
Disclosure of consolidated [line items]
Ownership percentage	100.00%		90.00%
Cash consideration per share | € / shares		€ 3.50
Consideration transferred	$ 23.7	€ 21.9
Number of common shares owned (in shares) | shares	62,500
Non-controlling interest	$ 3.0
Increase (decrease) in equity	20.7
Transaction costs	$ 1.2
Essakane
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests			15.00%	10.00%
Accumulated non-controlling interest			$ 54.5	$ 64.0
Net earnings (loss) attributable to non-controlling interests			67.9	27.7
Dividends paid to non-controlling interests			128.3	18.0
Current assets			482.5	324.0
Non-current assets			825.0	882.2
Current liabilities			(664.9)	(175.0)
Non-current liabilities			(203.5)	(234.1)
Net assets			439.1	797.1
Revenues			1,489.5	1,084.3
Comprehensive income (loss)			499.7	277.5
Net cash from (used in) operating activities			673.4	444.6
Net cash from (used in) investing activities			(137.3)	(196.9)
Net cash from (used in) financing activities			468.8	185.2
Net increase (decrease) in cash and cash equivalents			$ 67.3	$ 62.5